Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)					June 30, 2020
Shares	Security				Fair Value
	COMMON STOCK - 51.1%
	APPAREL - 0.7%
15,000	Hanesbrands, Inc.				$ 169,350

	BANKS - 1.3%
30,000	Community West Bancshares				263,700
234	WTB Financial Corp.				65,286
					328,986
	BEVERAGES - 1.8%
2,500	Constellation Brands, Inc.				437,375

	COMMERCIAL SERVICES - 1.6%
10,000	Service Corporation International				388,900

	COMPUTERS - 6.0%
4,000	Apple, Inc.				1,459,200

	DIVERSIFIED FINANCIAL SERVICES - 5.9%
8,780	BGC Partners, Inc., Class A				24,057
7,500	T. Rowe Price Group, Inc.				926,250
2,500	Visa, Inc.				482,925
					1,433,232
	ELECTRIC - 4.0%
24,000	Brookfield Infrastructure Partners LP				986,640

	FOOD - 1.8%
7,000	Calavo Growers, Inc.				440,370

	HEALTHCARE - SERVICES - 5.2%
725	Align Technology, Inc. *				198,969
325	Intuitive Surgical, Inc. *				185,195
3,000	UnitedHealth Group, Inc.				884,850
					1,269,014
	HOUSEWARES - 1.5%
2,800	The Scotts Miracle-Gro Co.				376,516

	INTERNET - 0.4%
500	Alibaba Group Holding Ltd. - ADR *				107,850

	INVESTMENT COMPANIES - 0.6%
3,083	Brookfield Infrastructure Corp.				140,400

	MACHINERY - DIVERSIFIED - 5.8%
4,500	Rockwell Automation, Inc.				958,500
7,000	Xylem, Inc.				454,720
					1,413,220
	MEDIA - 3.7%
8,200	Walt Disney Co.				914,382

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)					June 30, 2020
Shares	Security				Fair Value
	COMMON STOCK - 51.1% (Continued)
	RETAIL - 4.1%
3,000	McDonald's Corp.				$ 553,410
6,000	Starbucks Corp.				441,540
					994,950
	SOFTWARE - 2.3%
1,000	NetEase, Inc. - ADR				429,380
680	Salesforce.com, Inc. *				127,384
					556,764
	TRANSPORTATION - 2.3%
4,000	FedEx Corp.				560,880

	WATER - 2.1%
34,300	Consolidated Water Co., Ltd.				494,949

	TOTAL COMMON STOCK				12,472,978
	(Cost - $8,289,735)

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 22.7%
	APARTMENTS - 2.6%
80,000	Bluerock Residential Growth REIT, Inc.				646,400

	DIVERSIFIED - 15.2%
60,000	Armada Hoffler Properties, Inc.				597,000
20,000	CorEnergy Infrastructure Trust, Inc.				183,000
6,200	Digital Realty Trust, Inc.				881,082
20,000	EPR Properties				662,600
10,000	Healthpeak Properties, Inc.				275,600
50,000	Lexington Realty Trust				527,500
45,000	UMH Properties, Inc.				581,850
					3,708,632
	MORTGAGE - 1.3%
50,000	Annaly Capital Management, Inc.				328,000

	WAREHOUSE/INDUSTRIAL - 3.6%
60,000	Monmouth Real Estate Investment Corp.				869,400

	TOTAL REAL ESTATE INVESTMENTS TRUSTS				5,552,432
	(Cost - $4,837,459)

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)					June 30, 2020
Principal Amount	Security		Coupon Rate (%)	Maturity Date	Fair Value
	CORPORATE BONDS - 17.5%
	AUTO MANUFACTURERS - 1.4%
$ 100,000	Tesla, Inc.		2.0000	5/15/2024	$ 351,116

	BANKS - 2.1%
500,000	Barclays Bank PLC, 3 mo. LIBOR + 1.25% (a)		3.8313	4/11/2023	500,990

	ELECTRIC - 2.1%
500,000	Public Service Enterprise Group, Inc.		2.0000	11/15/2021	508,314

	ENVIRONMENTAL CONTROL - 1.5%
347,000	Waste Management, Inc.		2.4000	5/15/2023	362,799

	OIL & GAS - 2.1%
500,000	Chevron Corp.		2.4980	3/3/2022	517,473

	PHARMACEUTICALS - 2.3%
500,000	McKesson Corp.		3.7960	3/15/2024	548,699

	RETAIL - 3.9%
900,000	Dollar General Corp.		3.2500	4/15/2023	961,318

	TELECOMMUNICATIONS - 2.1%
500,000	AT&T, Inc.		3.0000	6/30/2022	522,343

	TOTAL CORPORATE BONDS				4,273,052
	(Cost - $3,814,136)
Shares
	CLOSED-END FUNDS - 1.5%
5,500	Tortoise Energy Infrastructure Corp.				88,165
25,000	Tortoise Essential Assets Income Term Fund				279,250
	TOTAL CLOSED-END FUNDS				367,415
	(Cost - $732,665)

	PREFERRED STOCK - 1.6%
300	Wells Fargo & Co., 7.50%				389,100
	TOTAL PREFERRED STOCK
	(Cost - $463,177)

	SHORT-TERM INVESTMENTS - 5.4%
1,336,151	Dreyfus Institutional Preferred Government Money Market Fund Premier Shares, 0.10% (b)				1,336,151
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $1,336,151)

	TOTAL INVESTMENTS - 99.8%
	(Cost - $19,473,323)				$ 24,391,128
	CASH AND OTHER ASSETS LESS LIABILITIES - 0.2%				37,439
	NET ASSETS - 100.0%				$ 24,428,567

* Non Income Producing Security
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REITS - Real Estate Investment Trusts
LIBOR - London Interbank Offered Rate
(a) Variable rate security; the rate shown represents the rate at June 30, 2020.
(b) Money market fund; interest rate reflects the seven-day effective yield on June 30, 2020.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)					June 30, 2020

The following is a summary of significant accounting policies followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies".

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Two Oaks Diversified Growth and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)					June 30, 2020

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,472,978	$ -	$ -	$ 12,472,978
REITS	5,552,432	-	-	5,552,432
Corporate Bonds	-	4,273,052	-	4,273,052
Closed-end Funds	367,415	-	-	367,415
Preferred Stock	389,100		-	389,100
Short-Term Investments	1,336,151	-	-	1,336,151
Total	$ 20,118,076	$ 4,273,052	$ -	$ 24,391,128

The Fund did not hold any Level 3 securities during the period.
* See Schedule of Investments for industry classifications.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$ 19,377,521	$ 6,524,464	$ (1,510,857)	$ 5,013,607